Investment in joint venture - Disclosure of Gold price assumptions (Details) - Asanko Gold Mine (AGM) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Investment In Joint Venture [Line Items]
Gold price (per ounce) assumption, 2020	$ 1,500
Gold price (per ounce) assumption, 2021	1,425
Gold price (per ounce) assumption, 2022 to 2024	1,400
Gold price (per ounce) assumption, Long-term	1,350
Gold price (per ounce) assumption, Weighted Average	$ 1,373